Finance Expense - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Expense And Income [Abstract]
Net interest cash outflow	£ 548	£ 622	£ 548
Net finance cost difference from income statement	£ 2	£ 28	£ 65